Earnings per Share (Detail)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Weighted-average common shares outstanding									1,654,137	1,652,940	1,646,138
Average treasury stock shares									(47,499)	(54,100)	(54,100)
Average unearned nonvested shares									(4,565)	0	0
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,608,698	1,600,248	1,599,646	1,599,646	1,599,646	1,623,718	1,598,218	1,598,218	1,602,073	1,598,840	1,592,038
Additional common stock equivalents (nonvested stock) used to calculate diluted earnings per share									0	11,052	0
Additional common stock equivalents (stock options) used to calculate diluted earnings per share									2,804	607	997
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,613,988	1,609,699	1,601,680	1,599,974	1,599,903	1,625,183	1,599,205	1,600,252	1,604,877	1,610,499	1,593,035